Load | Forward Endurance Long/Short Fund

Forward Endurance Long/Short Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Load Forward Endurance Long/Short Fund	CLASS C	CLASS M
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Load Forward Endurance Long/Short Fund		CLASS C	CLASS M
Management Fee		1.50%	1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Services Fees		0.25%	0.05%
Other Expenses	[1]	0.64%	0.64%
Dividend Expense on Short Sales	[1]	0.30%	0.30%
Total Other Expenses		0.94%	0.94%
Total Annual Fund Operating Expenses		3.44%	2.49%
Fee Waiver and/or Expense Reimbursement	[2]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.24%	2.29%
[1]	Other Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund's Class C shares and Class M shares to an annual rate (as a percentage of the Fund's average daily net assets) of 2.94% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Load Forward Endurance Long/Short Fund (USD $)	CLASS C	CLASS M
1 Year	427	232
3 Years	1,038	756

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Load Forward Endurance Long/Short Fund (USD $)	CLASS C	CLASS M
1 Year	327	232
3 Years	1,038	756

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is designed to identify trends that may have a disruptive impact on and result in significant changes to global business markets, including new technology developments and the emergence of new industries. The Fund uses an equity-research-driven investment process along with competitive analysis to identify undervalued and overvalued securities. The Fund will take long positions in investments where the Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), expects future price appreciation and short positions in investments where the Advisor expects a decrease in an issuer’s market share or adverse negative impacts to an issuer’s fundamental business operations. The Advisor will actively manage the Fund’s net exposure between long and short positions based upon both current and anticipated changing investment outlooks and the Advisor’s strategic investment process. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on December 31, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.